Formation and Business of the Company	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Formation and Business of the Company

Turning Point Therapeutics, Inc.

Notes to Unaudited Condensed Financial Statements

1. Formation and Business of the Company; Basis of Presentation

Organization

Turning Point Therapeutics, Inc. (the Company) was organized in 2013 and commenced operations in 2014. The Company is a clinical stage biopharmaceutical company designing and developing novel small molecule, targeted oncology therapies. The Company’s principal operations are in the United States and the Company operates in one segment, with its headquarters in San Diego, California.

The Company’s primary activities since inception have been to build infrastructure, conduct research and development, including clinical trials, perform business and financial planning, and raise capital.

The accompanying unaudited condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for interim financial information and pursuant to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission (SEC). Accordingly, since they are interim statements, the accompanying condensed financial statements do not include all of the information and notes required by GAAP for complete financial statements. The unaudited interim financial statements reflect all adjustments which, in the opinion of management, are necessary for a fair statement of the results for the periods presented. All such adjustments are of a normal and recurring nature. The condensed balance sheet at December 31, 2018 has been derived from the audited financial statements at that date, but does not include all information and footnotes required by U.S. GAAP for complete financial statements. The operating results presented in these unaudited condensed financial statements are not necessarily indicative of the results that may be expected for any future periods. These unaudited condensed financial statements should be read in conjunction with the audited financial statements and the notes thereto for the year ended December 31, 2018 included in the Company’s prospectus dated April 16, 2019 that forms a part of the Company’s Registration Statements on Form S-1, as filed with the SEC pursuant to Rule 424 promulgated under the Securities Act of 1933, as amended, on April 18, 2019.

Initial Public Offering

On April 22, 2019, the Company completed an initial public offering (IPO) of its common stock. In connection with its IPO, the Company issued and sold 10,637,500 shares of its common stock at a price to the public of $18.00 per share. The proceeds from the IPO were approximately $175.2 million after deducting underwriting discounts and commissions of $13.4 million and offering expenses of approximately $2.9 million payable by the Company. At the closing of the IPO, 65,423,901 shares of outstanding convertible preferred stock were automatically converted into 16,993,194 shares of common stock. Following the IPO, there were no shares of preferred stock outstanding.

Reverse Stock Split

On April 5, 2019, the Company effected a 1-for-3.85 reverse stock split of its common stock. The par value and the authorized number of shares of the common stock were not adjusted as a result of the reverse stock split. The accompanying financial statements and notes to the financial statements give retroactive effect to the reverse stock split for all periods presented.

Liquidity

Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year from the financial statement issuance date. The Company determined that there are no conditions or events that raise substantial doubt about its ability to continue as a going concern within one year after the date that the condensed financial statements for the quarter ended June 30, 2019 are issued.

1. Formation and Business of the Company

Organization

Turning Point Therapeutics, Inc. (the Company) was organized on October 8, 2013, and commenced operations in 2014. The Company is a clinical-stage biopharmaceutical company designing and developing novel small molecule, targeted oncology therapies. The Company’s principal operations are in the United States and operates in one segment, with its headquarters in San Diego, California.

The Company’s primary activities since inception have been to build infrastructure, conduct research and development, including clinical trials, perform business and financial planning, and raise capital.

Liquidity

Management evaluates whether there are relevant conditions and events that in aggregate raise substantial doubt about the entity’s ability to continue as a going concern and to meet its obligations as they become due within one year from the date that the financial statements are issued.

The Company’s activities are subject to significant risks and uncertainties, including concentration on the Company’s lead development program, which has significant competition from cancer therapies in development by other companies or already approved for sale by the U.S. Food and Drug Administration.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Drug candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.